Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 4,551,662	$ 659,929	¥ 2,852,277	¥ 1,831,077
Cost of revenue
Gross profit	1,892,836	274,435	1,199,613	732,781
Operating expenses
Selling and marketing expenses	(71,271)	(10,333)	(89,654)	(99,092)
General and administrative expenses	(549,609)	(79,686)	(359,470)	(564,286)
Research and development expenses	(83,496)	(12,106)	(75,344)	(41,175)
Total operating expenses	(704,376)	(102,125)	(524,468)	(704,553)
Operating income	1,188,460	172,310	675,145	28,228
Interest income	55,825	8,094	58,607	27,616
Interest expense	(356,858)	(51,740)	(294,978)	(238,384)
Foreign exchange (loss) gain	2,789	404	(4,726)	(3,548)
Changes in fair value of financial instruments	7,722	1,120	12,605	(12,717)
Others, net	48,078	6,971	24,183	(17,201)
(Loss) income before income taxes	946,016	137,159	470,836	(216,006)
Income tax expense	(294,386)	(42,682)	(154,416)	(67,339)
Net (loss) income	651,630	94,477	316,420	(283,345)
Net (loss) income attributable to Chindata Group Holdings Limited	¥ 651,630	$ 94,477	¥ 316,420	¥ (283,345)
Shares (Class A and B ordinary shares) used in the net (loss) earnings per share:
Basic	729,012,665	729,012,665	726,018,244	613,673,576
Diluted	732,581,960	732,581,960	729,015,250	613,673,576
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	¥ (42,540)	$ (6,168)	¥ (85,391)	¥ (212,597)
Comprehensive (loss) income	609,090	88,309	231,029	(495,942)
Comprehensive (loss) income attributable to Chindata Group Holdings Limited	609,090	88,309	231,029	(495,942)
Colocation Services
Revenue
Total revenue	4,197,502	608,581	2,649,371	1,701,911
Cost of revenue
Cost of revenue	(2,334,683)	(338,497)	(1,446,544)	(960,586)
Colocation Services | Third Party
Revenue
Total revenue	4,197,502	608,581	2,649,371	1,618,857
Colocation Services | Related Party
Revenue
Total revenue	0	0	0	83,054
Colocation Rental
Revenue
Total revenue	203,381	29,487	114,681	124,991
Cost of revenue
Cost of revenue	(194,112)	(28,144)	(125,188)	(135,160)
Others
Revenue
Total revenue	150,779	21,861	88,225	4,175
Cost of revenue
Cost of revenue	¥ (130,031)	$ (18,853)	¥ (80,932)	¥ (2,550)
Class A Ordinary Shares
Net (loss) earnings per share (Class A and B ordinary shares):
Basic | (per share)	¥ 0.89	$ 0.13	¥ 0.44	¥ (0.46)
Diluted | (per share)	¥ 0.89	$ 0.13	¥ 0.43	¥ (0.46)
Shares (Class A and B ordinary shares) used in the net (loss) earnings per share:
Basic	369,374,205	369,374,205	352,642,396	228,284,218
Diluted	732,581,960	732,581,960	729,015,250	613,673,576
Class B Ordinary Shares
Net (loss) earnings per share (Class A and B ordinary shares):
Basic | (per share)	¥ 0.89	$ 0.13	¥ 0.44	¥ (0.46)
Diluted | (per share)	¥ 0.89	$ 0.13	¥ 0.43	¥ (0.46)
Shares (Class A and B ordinary shares) used in the net (loss) earnings per share:
Basic	359,638,460	359,638,460	373,375,848	385,389,358
Diluted	359,638,460	359,638,460	374,667,705	385,389,358